Van Kampen American Capital

                                     SMALL
                                CAPITALIZATION
                                     FUND



                             Semi-Annual Report

                               April 30, 1997











                              SMALL CAPITALIZATION FUND

                                Management Discussion

The objective of the Van Kampen American Capital Small Capitalization
Fund is to achieve long-term capital appreciation by investing in a portfolio of equity securities with a market capitalization between $125 million and $1 billion. During the six-month period ended April 30, 1997, the Fund's performance was enhanced by a rising stock market, in general, and favorable performance of small cap financial and consumer durable stocks, in particular.

Stocks are selected for the Fund based on their attractiveness in terms of recent earnings estimate revisions and relative valuations measures, such as price-to-earnings ratio. Purchasing small cap stocks with recent earnings estimate revisions and reasonable relative valuations has contributed to the Fund's outperformance of the Wilshire Asset Management Next 1750 Index, a small cap index. During the reporting period, the Fund avoided stocks with extended valuations, or high P/E ratios, and this proved to be a favorable decision.

For the six months ended April 30, 1997, the Fund achieved a total return at net asset value of 3.65 percent. By comparison, the Wilshire Next 1750 Index achieved a total return of 1.15 percent for the same period, and the Standard & Poor's 500-Stock Index achieved a total return of 14.75 percent. The Wilshire Asset Management Next 1750 Index is an unmanaged, monthly index that reflects the general performance of small-capitalization stocks. The S&P 500-Stock Index is a broad-based, unmanaged index that reflects general stock market performance. Keep in mind that neither index reflects any commissions or fees that would be paid by an investor purchasing the securities they represent.

At the end of April, the sectors emphasized in the portfolio included apparel, EDP peripherals, major banks, and investment bankers and brokers. Specific names with large, active positions in these industries currently include Liz Claiborne, Inc., Western Digital Corp., Northern Trust Corp., and Paine Webber Group, Inc.



                                                    Average Annual
                                 Six Months     Since Inception (11/23/93)
                                 -------------  --------------------------
               Total Return       3.650%               12.68%



Past performance is not indicative of future performance.









              Van Kampen American Capital Small Capitalization Fund
                           Portfolio of Investments
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Common Stocks
Consumer Distribution  5.2%
Americredit Corp. (b)                                  20,000       $267,500
Brightpoint, Inc. (b)                                   2,500         54,063
Carson Pirie Scott & Co. (b)                           23,000        675,610
Consolidated Stores Corp. (b)                          20,000        790,000
DIMON, Inc.                                             5,000        100,000
Dollar Tree Stores, Inc. (b)                            5,000        196,250
Food Lion, Inc., Class A                               20,000        133,750
HON Industries, Inc.                                   19,000        793,250
Interstate Bakeries Corp.                               5,000        259,375
J.C. Penney Co., Inc.                                   3,008        145,888
Just for Feet, Inc. (b)                                 6,000         93,750
Meyer (Fred), Inc. Delaware (b)                         3,000        121,875
Neiman Marcus Group, Inc. (b)                           4,000        105,000
Pier 1 Imports, Inc.                                   38,900        773,138
Premark International, Inc.                            10,000        240,000
Proffitts, Inc. (b)                                     2,940        110,250
Rexel, Inc. (b)                                         6,000        105,750
Rite Aid Corp.                                         10,000        452,500
Ross Stores, Inc.                                      16,000        454,000
Safeway, Inc. (b)                                      19,950        905,231
Saks Holdings, Inc. (b)                                 5,000         95,625
Supervalue, Inc.                                        5,000        153,750
Tech Data Corp. (b)                                     5,000        121,250
Tiffany & Co.                                          16,000        620,000
TJX Cos., Inc.                                         17,000         807500
U.S. Office Products Co. (b)                            5,000        125,000
Waban, Inc. (b)                                        13,000        347,750
Zale Corp. (b)                                         28,000        514,500
                                                                   ---------
                                                                   9,562,555
                                                                   ---------

Consumer Durables  3.3%
Armstrong World Industries, Inc.                        3,000        197,250
Arvin Industries, Inc.                                 21,500        567,063
Borg Warner Automotive, Inc.                            8,000        341,000
Brunswick Corp.                                        39,000      1,096,875
Callaway Golf Co.                                       6,000        179,250
Ethan Allen Interiors, Inc.                            19,000        840,750
Furniture Brands International, Inc. (b)               10,000        150,000
Galoob Toys, Inc. (b)                                   5,000         85,625
Harman International Industries, Inc.                   2,400         94,200
Mohawk Industries, Inc. (b)                            17,000        380,375



                                           See Notes to Financial Statements


              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Consumer Durables (Continued)
Smith (A.O.) Corp.                                      7,000       $243,250
Snap-On Tools, Inc.                                    21,000        808,500
Stanley Works                                           5,000        195,000
Sturm Ruger & Company, Inc.                             8,000        122,000
Toro Co.                                               22,000        767,250
                                                                   ---------
                                                                   6,068,388
                                                                   ---------

Consumer Non-Durables  11.1%
Alberto Culver Co., Class B                            28,200        814,275
American Greetings Corp., Class A                      15,000        480,938
Amway Asia Pacific Ltd.                                10,000        418,750
Borders Group, Inc. (b)                                10,000        212,500
Brown Group, Inc.                                      17,500        290,938
Burlington Industries, Inc. (b)                        20,000        205,000
Dean Foods Co.                                         10,100        373,700
Donnkenny, Inc. (b)                                    25,000         85,938
First Brands Corp.                                     10,000        256,250
Fruit of the Loom, Inc. (b)                            30,000      1,080,000
Griffon Corp. (b)                                      45,000        523,125
Guilford Mills, Inc.                                   30,000        847,500
Herbalife International, Inc.                          35,000        568,750
Hillenbrand Industries, Inc.                           20,000        862,500
Hormel Foods Corp.                                     10,000        246,250
Jones Apparel Group, Inc. (b)                          39,000      1,628,250
Jostens Inc.                                           10,000        238,750
Kellwood Co.                                           14,000        330,750
Lancaster Colony Corp.                                 17,000        692,750
Liz Claiborne, Inc.                                    36,000      1,620,000
McCormick & Co., Inc.                                   5,000        118,750
Morningstar Group, Inc. (b)                            30,000        742,500
Nautica Enterprises, Inc. (b)                          37,000        804,750
Oakley, Inc. (b)                                       12,000        126,000
Paragon Trade Brands, Inc. (b)                         17,000        272,000
Reebok International Ltd.                              10,000        380,000
Revlon Inc., Class A (b)                               20,600        754,475
Russ Berrie & Co., Inc.                                20,000        380,000
Russell Corp.                                          31,300        868,575
Smithfield Foods, Inc. (b)                             10,000        460,625
Springs Industries, Inc.                                5,000        231,250
St. John Knits, Inc.                                   16,000        620,000
Tambrands, Inc.                                         7,000        329,000
Tultex Corp. (b)                                       85,000        552,500

                                           See Notes to Financial Statements






              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Consumer Non-Durables (Continued)
Unifi, Inc.                                            10,000       $310,000
Vans, Inc. (b)                                         20,000        192,500
Westpoint Stevens, Inc. (b)                            35,000      1,378,125
Wolverine World Wide, Inc.                              5,000        201,875
                                                                  ----------
                                                                  20,499,839
                                                                  ----------
Consumer Services  5.5%
Amresco, Inc. (b)                                      10,000        146,250
APAC Teleservices, Inc. (b)                             3,000         32,813
Applebee's International, Inc.                          4,000         93,000
Banta Corp.                                            15,000        380,625
Boston Chicken, Inc. (b)                               27,000        651,375
Choice Hotels Holdings, Inc. (b)                        8,000        112,000
Equifax, Inc.                                           8,000        229,000
Firstplus Financial Group, Inc. (b)                     5,000        112,500
Gartner Group, Inc., Class A (b)                       11,000        283,250
Imperial Credit Industries, Inc. (b)                   20,000        295,000
International Game Technology                          10,000        160,000
Kelly Services, Inc., Class A                          30,000        765,000
King World Productions, Inc.                           20,000        737,500
Media General, Inc. Class A                             5,300        157,013
MGM Grand, Inc. (b)                                    10,000        335,000
National Data Corp.                                     5,000        187,500
National Education Corp. (b)                            7,000        140,875
New York Times Co.                                     14,000        602,000
Norrell Corp.                                          20,000        530,000
Omnicom Group                                          11,700        628,875
Papa John's International, Inc. (b)                    14,250        370,500
PHH Corp.                                              16,400        793,350
Promus Hotel Corp. (b)                                  7,200        251,100
Regal Cinemas, Inc. (b)                                30,250        816,750
Sbarro, Inc.                                           26,000        734,500
Sitel Corp. (b)                                        10,000        100,000
Sonic Corp. (b)                                         6,000         79,125
Station Casinos, Inc. (b)                               5,000         44,375
Stewart Enterprises, Inc., Class A                      5,000        164,375
Valassis Communications, Inc. (b)                       7,000        170,625
                                                                  ----------
                                                                  10,104,276
                                                                  ----------



Energy  8.7%
Apache Corp.                                           11,000        375,375
Ashland, Inc.                                           7,000        315,000
BJ Services Co. (b)                                     1,400         66,150


                                           See Notes to Financial Statements




              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Energy (Continued)
Brooklyn Union Gas Co.                                 15,000       $410,625
Canadian Occidental Petroleum Ltd.                      8,000        158,000
Columbia Gas Systems, Inc.                              8,000        495,000
Devon Energy Corp.                                      5,000        162,500
Eastern Enterprises                                    14,100        481,163
El Paso Natural Gas Co.                                20,200      1,174,125
Global Marine, Inc. (b)                                27,000        556,875
Helmerich and Payne, Inc.                               7,000        334,250
Louisiana Land & Exploration Co.                        3,000        149,625
MCN Corp.                                              30,000        851,250
Murphy Oil Corp.                                        5,000        218,750
NACCO Industries, Inc., Class A                           836         38,770
National Fuel Gas Co.                                   5,000        208,750
Newfield Exploration Co. (b)                           14,000        276,500
NGC Corp.                                              10,000        175,000
NICOR, Inc.                                             1,000         33,625
Noram Energy Corp.                                     10,000        146,250
Offshore Logistics, Inc. (b)                           10,000        180,000
ONEOK, Inc.                                            24,400        725,900
Oryx Energy Co. (b)                                    28,000        556,500
Pacific Enterprises                                    30,000        915,000
Parker & Parsley Petroleum Co.                         10,000        326,250
Pennzoil Co.                                            7,000        340,375
Pool Energy Services Co. (b)                           45,000        568,125
Reading & Bates Corp. (b)                               3,000         68,250
Rowan Cos., Inc. (b)                                   15,000        277,500
Seagull Energy Corp. (b)                                7,688        131,657
Smith International, Inc. (b)                          25,000      1,171,875
Tesoro Petroleum Corp. (b)                             31,000        337,125
Tidewater, Inc.                                         5,000        203,125
Tosco Corp.                                            24,500        719,688
Union Texas Petroleum Holdings, Inc.                   14,300        266,338
Valero Energy Corp.                                     6,000        210,750
Varco International, Inc. (b)                          11,200        256,200
Vintage Petroleum, Inc.                                15,000        416,250
Washington Gas & Light Co.                             21,000        477,750
WICOR, Inc.                                            19,400        681,425
Williams Cos.                                          15,282        670,498
                                                                  ----------
                                                                  16,128,164
                                                                  ----------
Finance  16.4%
20th Century Industries                                 7,700        136,675
Aames Financial Corp.                                  39,000        619,125

                                           See Notes to Financial Statements





              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------


Finance (Continued)
Alex. Brown, Inc.                                       6,000       $389,250
Alliance Capital Management, LP                        35,000        949,375
Allied Group, Inc.                                      5,000        183,750
AMBAC, Inc.                                            15,000        967,500
American Financial Group, Inc.                         14,000        493,500
Amsouth BanCorp.                                        8,900        471,700
Bancorp Hawaii, Inc.                                    5,000        214,375
California Federal Bancorp, Inc. (b)                    1,300         20,150
Charter One Financial, Inc.                             8,550        378,338
City National Corp.                                    43,000        989,000
Cityscape Financial Corp. (b)                          10,000        133,750
CMAC Investment Corp.                                  18,000        677,250
Commercial Federal Corp.                               12,000        403,500
Conseco, Inc.                                          19,118        798,177
Countrywide Credit Industries, Inc.                    15,000        408,750
CRA Managed Care, Inc. (b)                              3,000        105,750
Donaldson Lufkin & Jenrette, Inc.                      16,000        698,000
Edwards (A. G.), Inc.                                  26,000        919,750
Finova Group, Inc.                                      2,000        136,750
First American Corp.                                    7,000        457,625
First American Financial Corp.                          6,900        220,800
First Financial Corp.                                   4,480        117,600
Fremont General Corp.                                  25,450        699,875
Frontier Insurance Group, Inc.                          5,000        257,500
Fund American Enterprises, Inc.                         2,000        200,250
General Reinsurance Corp.                               1,000        167,375
Greenpoint Financial Corp.                              5,800        321,900
HCC Insurance Holdings, Inc.                            5,000        124,375
Lehman Brothers Holdings, Inc.                         25,000        846,875
Marshall & Ilsley Corp.                                 5,000        191,875
Mercantile Bankshares Corp.                             5,000        183,125
Mercury General Corp.                                   5,000        310,000
MGIC Investment Corp. of Wisconsin                      9,300        760,275
Money Store, Inc.                                      15,000        320,625
Nationsbank Corp.                                      14,000        847,000
North American Mortgage Co.                             6,000        109,500
Northern Trust Corp.                                   24,000      1,077,000
Orion Capital Corp.                                     9,100        568,750
Paine Webber Group, Inc.                               30,000      1,023,750
Penncorp Financial Group, Inc.                          5,000        166,875
PMI Group, Inc.                                         2,000        102,000
Protective Life Corp.                                  15,000        660,000


                                           See Notes to Financial Statements





              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Finance (Continued)
Reliance Group Holdings, Inc.                           5,600        $62,300
Republic New York Corp.                                 8,000        729,000
Roosevelt Financial Group, Inc.                        10,500        243,469
Southtrust Corp.                                       20,500        768,750
Sovereign Bancorp, Inc.                                76,380        926,108
Standard Federal BanCorp.                               5,000        293,750
Star Banc Corp.                                        33,900      1,449,225
Synovus Financial Corp.                                30,000        723,750
T R Financial Corp.                                     5,000        185,000
TCF Financial Corp. (b)                                22,000        902,000
Transatlantic Holdings, Inc.                           13,000      1,059,500
Union Planters Corp.                                   23,000      1,023,500
U.S. Trust Corp.                                       10,000        445,000
Unitrin, Inc.                                           5,000        253,125
Vesta Insurance Group, Inc.                             5,000        208,125
Washington Federal, Inc.                               16,500        393,938
Washington Mutual, Inc.                                18,000        870,750
                                                                  ----------
                                                                  30,366,655
                                                                  ----------


Healthcare  9.3%
Advanced Technology Labs, Inc. (b)                     10,000        331,250
Agouron Pharmaceuticals, Inc. (b)                       2,000        128,000
ALZA Corp. (b)                                         20,000        565,000
American HomePatient, Inc. (b)                          5,000         95,625
Bausch & Lomb, Inc.                                    19,000        767,125
Beckman Industries, Inc.                               13,000        542,750
Bio Rad Labs, Inc., Class A (b)                         9,000        213,750
Biogen, Inc. (b)                                        5,000        161,250
Biomet, Inc. (b)                                       10,000        151,875
ClinTrials Research, Inc. (b)                          15,000        120,000
Coherent, Inc. (b)                                      7,000        287,875
Curative Health Services, Inc. (b)                     10,000        240,000
Dekalb Genetics Corp., Class B                         10,000        635,000
Dura Pharmaceuticals, Inc. (b)                          6,000        173,250
ESC Medical Systems, Ltd. (b)                           5,000        133,750
FPA Medical Management, Inc. (b)                       45,000        742,500
Haemonetics Corp. (b)                                  12,000        199,500
HBO & Co.                                              12,000        633,000
Health Care & Retirement Corp. (b)                      6,700        211,050
Health Management Associates, Inc., Class A            34,500        935,813
Healthcare Compare Corp. (b)                            7,000        303,188
Healthsouth Corp. (b)                                  36,800        726,800


                                           See Notes to Financial Statements





              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Healthcare (Continued)
Lincare Holdings, Inc. (b)                             24,000       $933,000
Manor Care, Inc.                                        8,000        187,000
Medicis Pharmaceutical Corp., Class A (b)              18,000        445,500
MiniMed, Inc. (b)                                       7,200        181,800
NBTY, Inc. (b)                                         30,000        562,500
Omnicare, Inc.                                         20,000        490,000
Pacificare Health Systems, Inc., Class A                  280         21,210
Parexel International Corp. (b)                        10,000        277,500
Phycor, Inc. (b)                                        5,000        128,750
Quintiles Transnational Corp. (b)                      13,000        650,000
Quorum Health Group, Inc. (b)                          11,000        341,000
Renal Treatment Centers, Inc. (b)                      19,800        428,175
Rexall Sundown, Inc. (b)                                30000        611,250
RoTech Medical Corp. (b)                               24,800        384,400
St. Jude Medical, Inc. (b)                              5,000        158,750
Sybron International Corp. (b)                         24,000        783,000
Talbert Medical Management Holdings Corp. (b              235          4,288
Tenet Healthcare Corp. (b)                             20,250        529,031
U.S. Surgical Corp.                                    18,000        614,250
Universal Health Services, Inc., Class B (b)            6,800        258,400
Vivus, Inc. (b)                                         8,000        302,000
Watson Pharmaceuticals, Inc. (b)                       20,320        718,820
                                                                  ----------
                                                                  17,308,975
                                                                  ----------

Producer Manufacturing  7.6%
ACX Technologies, Inc. (b)                              6,000        115,500
American Power Conversion Corp. (b)                    17,000        325,125
American Standard Cos., Inc. (b)                        7,300        303,863
Ametek, Inc.                                            5,000        110,625
Blount International, Inc., Class A                     3,500        142,188
Briggs & Stratton Corp.                                16,000        790,000
Camco International, Inc.                               7,000        309,750
Crane Co.                                               7,500        280,313
Cummins Engine Co., Inc.                               12,000        685,500
Danaher Corp.                                          21,000        952,875
Duriron Co., Inc.                                       2,500         62,500
Global Industrial Technologies, Inc. (b)               43,400        802,900
Global Industries, Ltd. (b)                             6,000        123,000
Granite Construction, Inc.                             10,500        200,813
Harnischfeger Industries, Inc.                          6,000        250,500
Harsco Corp.                                            6,000        222,750
Hubbell, Inc.                                           5,000        218,125

                                           See Notes to Financial Statements





              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Producer Manufacturing (Continued)
IDEX Corp.                                             20,250       $531,563
Intermet Corp.                                         25,000        306,250
Johnson Controls, Inc.                                  8,000        302,000
Kaydon Corp.                                            5,000        222,500
Litton Industries, Inc. (b)                             5,000        214,375
Mastec, Inc. (b)                                        4,500        130,500
Mueller Industries, Inc. (b)                           11,500        434,125
National Service Industries, Inc.                        6000        252,000
PACCAR, Inc.                                           16,000      1,132,000
Republic Industries, Inc.                               5,000        126,563
Ruddick Corp.                                          10,000        150,000
Southdown, Inc.                                        27,000        978,750
Tecumseh Products Co., Class A                         10,000        547,500
Timken Co.                                             16,000        928,000
Trinity Industries, Inc.                               18,000        468,000
U.S. Filter Corp. (b)                                   5,000        148,750
United Waste Systems, Inc. (b)                         22,000        731,500
USA Waste Services, Inc. (b)                            5,000        161,250
Wolverine Tube, Inc. (b)                               18,000        472,500
                                                                  ----------
                                                                  14,134,453
                                                                  ----------

Raw Materials/Processing Industries  5.1%
A K Steel Holding Corp.                                 2,000         72,750
Bemis, Inc.                                             5,000        193,750
Betz Laboratories, Inc.                                 5,000        320,000
Cleveland Cliffs, Inc.                                 12,000        505,500
Cytec Industries, Inc. (b)                             25,000        937,500
Ecolab, Inc.                                            5,000        203,750
Glatfelter (P.H.) Co.                                  39,500        617,188
Goodrich (B.F.) Co.                                     5,000        200,000
Handy & Harman                                         31,000        434,000
IP Timberlands                                         22,000        269,500
Longview Fibre Co.                                     15,000        243,750
Lyondell Petrochemical Co.                             16,000        322,000
Medusa Corp.                                            3,500        130,375
Mississippi Chemical Corp.                              3,674         80,369
Nalco Chemical Co.                                      5,000        180,000
Owens-Illinois, Inc. (b)                               47,000      1,245,500
Potlatch Corp.                                          7,000        287,000
Rayonier, Inc.                                         11,000        448,250
Safeskin Corp. (b)                                     14,000        311,500

                                           See Notes to Financial Statements




              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------


Raw Materials/Processing Industries (Continued)
Sealed Air Corp. (b)                                    5,000       $231,250
Terra Industries, Inc.                                 37,000        434,750
UCAR International, Inc. (b)                           10,000        421,250
USG Corp. (b)                                          11,000        375,375
USX-US Steel Group, Inc.                               10,000         292500
Valspar Corp.                                          10,000        283,750
Vulcan Materials Co.                                    5,000        326,875
                                                                  ----------
                                                                   9,368,432
                                                                  ----------

Technology  16.0%
ACT Networks, Inc. (b)                                  5,000         68,750
Adaptec, Inc (b)                                       20,000        737,500
Altera Corp. (b)                                       12,000        596,250
Andrew Corp. (b)                                        3,750         93,750
Applied Magnetics Corp. (b)                            15,000        378,750
Ascend Communications, Inc. (b)                         5,000        225,000
Avnet, Inc.                                             5,000        306,250
Avx Corp.                                               5,000        110,000
BKC Industries, Inc.                                    5,000        143,750
BMC Software, Inc. (b)                                 16,000        686,000
Cadence Design Systems, Inc. (b)                        3,000         93,375
Cambridge Technology Partners (b)                       4,000        103,500
Cascade Communications Corp. (b)                        4,700        144,525
Chips & Technologies, Inc. (b)                          8,000         65,500
Ciber, Inc. (b)                                        30,000      1,065,000
Citrix Systems, Inc. (b)                               50,000        731,250
Clarify, Inc. (b)                                      10,000         88,750
Compuware Corp. (b)                                    20,000        750,000
Data General Corp. (b)                                 30,000        558,750
Dell Computer Corp. (b)                                11,000        930,875
Digital Microwave Corp. (b)                             5,000        122,500
DSP Communications, Inc. (b)                           12,000         94,500
Dynatech Corp. (b)                                     16,500        556,875
Electronic Arts (b)                                     5,000        120,313
Electronics for Imaging, Inc. (b)                       8,000        318,000
Elsag Bailey Process Automotion N.V. (b)               15,000        211,875
Encad, Inc. (b)                                        25,000        921,875
ESS Technology, Inc. (b)                               30,000        405,000
Fiserv, Inc. (b)                                        8,000        305,000
Gateway 2000, Inc. (b)                                 11,000        606,375
General Signal Corp.                                    5,000        196,250
GenRad, Inc. (b)                                       14,000        218,750


                                           See Notes to Financial Statements




              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Technology (Continued)
Geotek Communications, Inc. (b)                        20,000        $76,250
Harris Corp.                                           13,000      1,118,000
Hutchinson Technology, Inc. (b)                        15,000        405,000
Hyperion Software Corp. (b)                            18,000        285,750
Iomega Corp. (b)                                       10,000        172,500
Jabil Circuit, Inc. (b)                                23,000      1,112,625
KLA Instruments Corp. (b)                              10,000        455,000
Legato Systems, Inc. (b)                                9,000        121,500
Linear Technology Corp.                                 2,000        100,500
Loral Space & Communications (b)                        5,000         72,500
McAfee Associates, Inc. (b)                             9,000        500,625
Medic Computer Systems, Inc. (b)                        5,000         78,438
Micrel, Inc. (b)                                        5,000        212,500
Microchip Technology, Inc. (b)                          5,000        160,625
Micron Electronics, Inc. (b)                           25,000        525,000
Molex, Inc.                                            17,500        538,125
Network General Corp. (b)                               8,000        110,000
P-Com, Inc. (b)                                         5,000        142,500
PairGain Technologies, Inc. (b)                        12,000        288,000
Paychex, Inc.                                           7,500        342,188
Periphonics Corp. (b)                                  40,000        570,000
PictureTel Corp. (b)                                    3,000         26,250
Premisys Communications, Inc. (b)                       5,000         42,500
Project Software & Dev, Inc. (b)                       10,000        133,750
Radisys Corp. (b)                                      10,000        292,500
Rational Software Corp. (b)                             6,000         78,750
Recoton Corp. (b)                                       9,000        103,500
Remedy Corp. (b)                                       18,000        621,000
Rohr Industries, Inc. (b)                               10000        152,500
S3, Inc. (b)                                           75,000        703,125
Sanmina Corp. (b)                                       8,000        392,000
SCI Systems, Inc. (b)                                  10,000        606,250
Security Dynamics Technologies, Inc. (b)                5,000        135,625
Solectron Corp. (b)                                     8,000        463,000
Storage Technology Corp. (b)                           21,000        742,875
Stratus Computer, Inc. (b)                             10,000        387,500
Sundstrand Corp.                                        7,000        345,625
Symbol Technologies, Inc.                               2,250         72,844
Systemsoft Corp. (b)                                    9,500         72,438
Tandem Computers, Inc. (b)                             10,000        127,500
Thomas & Betts Corp.                                    5,000        226,875
Tracor, Inc. (b)                                       40,000        865,000

                                           See Notes to Financial Statements






              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Technology (Continued)
Unitrode Corp. (b)                                     19,000       $750,500
Vantive Corp. (b)                                       6,000        120,000
Varian Associates, Inc.                                 5,500        264,000
Veritas Software Co. (b)                                5,000        170,625
Vitesse Semiconductor Corp. (b)                         7,500        236,250
Western Digital Corp. (b)                              18,000      1,156,500
Wyle Electronics, Inc.                                  9,000        308,250
Wyman-Gordon Co. (b)                                    5,000        106,250
Xircom, Inc. (b)                                       28,400        271,575
Xylan Corp. (b)                                         5,000         76,250
Yahoo, Inc. (b)                                         5,000        170,625
                                                                  ----------
                                                                  29,564,696
                                                                  ----------

Transportation  1.5%
Alaska Air Group, Inc. (b)                              5,000        126,250
Alexander & Baldwin, Inc.                               5,000        133,750
Continental Airlines, Inc., Class B (b)                 5,000        158,750
Expeditores International Washington, Inc. (b)         10,000        258,750
Halter Marine Group, Inc. (b)                           6,264        125,280
Illinois Central Corp.                                 18,000        603,000
Northwest Airlines Corp., Class A (b)                   2,000         78,000
Seacor Holdings, Inc. (b)                               8,000        345,000
U.S. Air Group, Inc. (b)                               10,000        331,250
UAL Corp. (b)                                           8,000        611,000
                                                                  ----------
                                                                   2,771,030
                                                                  ----------

Utilities  8.1%
360 Communications Co. (b)                             15,000        251,250
AES Corp. (b)                                          13,000        843,375
Boston Edison Co.                                      21,100        530,138
Calenergy, Inc. (b)                                    25,000        978,125
Centerior Energy Corp.                                 59,000        582,625
Central Hudson Gas & Electric Corp.                    19,500        602,063
Century Telephone Enterprises, Inc.                     1,000         29,875
Cincinnati Bell, Inc.                                   8,000        444,000
Citizens Utilities Co., Class A (b)                    21,310        245,065
CMS Energy Corp.                                       10,000        318,750
Commonwealth Energy Systems Cos.                        5,000        106,875
Comnet Cellular, Inc. (b)                              30,000        770,625
Delmarva Power & Light Co.                             19,000        332,500
Destec Energy, Inc. (b)                                10,000        207,500
DQE, Inc.                                              22,000        607,750

                                           See Notes to Financial Statements



              Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                          April 30, 1997 (Unaudited)

------------------------------------------------------------------------------
Security Description                                  Shares     Market Value
------------------------------------------------------------------------------

Utilities (Continued)
Enova Corp.                                            15,000       $331,875
Idaho Power Co.                                         5,000        146,250
Kansas City Power & Light Co.                           8,000        225,000
LG & E Energy Corp.                                    10,000        240,000
Long Island Lighting Co.                               46,900      1,066,975
MidAmerican Energy Holdings Co.                        35,000        590,625
Montana Power Co.                                      15,000        333,750
Nevada Power Co.                                       10,000        197,500
New York State Electric & Gas Corp.                    30,000        633,750
NIPSCO Industries, Inc.                                24,000        948,000
Pinnacle West Capital Corp.                            15,000        427,500
Portland General Corp.                                  6,000        218,250
Public Service Co. of Colorado                         18,000        697,500
Public Service Co. of New Mexico                       33,000        548,625
Scana Corp.                                            15,000        360,000
Sierra Pacific Resources                                5,000        143,750
Southern New England Telecommunications Corp            9,200        335,800
United Illuminating Co.                                 6,400        158,400
Western Resources, Inc.                                20,000        600,000
                                                                  ----------
                                                                  15,054,066
                                                                  ----------

Total Long-Term Investments  97.8%
(Cost $152,142,076) (a)                                          180,931,529

Repurchase Agreement  2.1%
BankAmerica Corp. ($3,885,000 par collateralized by U.S.
Government obligations in a pooled cash account, dated 04/30/97, to be sold on 05/01/97 at $3,885,583) (Cost $3,885,000) (a)
                                                                   3,885,000

Other Assets in Excess of Liabilities  0.1%                           72,505
                                                                ------------

Net Assets  100.0%                                              $184,889,034
                                                                ============


(a) At April 30, 1997, for federal income tax purposes, cost of long-term and short-term investments is $156,054,202; the aggregate gross unrealized appreciation is $40,240,755 and the aggregate gross unrealized depreciation is $11,478,428, resulting in net unrealized appreciation of $28,762,327.

(b) Non-income producing security as this stock currently does not declare dividends.

                                           See Notes to Financial Statements





                 Van Kampen American Capital Small Capitalization Fund

                        Statement of Assets and Liabilities
                            April 30, 1997  (Unaudited)

ASSETS:
  Long-Term Investments, at Market Value (Cost $152,142,076) (Note 1)     $ 180,931,529
  Repurchase Agreement (Cost $3,885,000) (Note 1)                             3,885,000
  Cash                                                                            5,411
  Receivables:
    Investments Sold                                                          1,475,161
    Dividends                                                                   220,281
  Unamortized Organizational Costs (Note 1)                                      23,758
                                                                           ------------
      Total Assets                                                          186,541,140
                                                                           ------------

LIABILITIES:

  Payables:
    Investments Purchased                                                     1,606,262
    Affiliates (Note 2)                                                           5,050
  Accrued Expenses                                                               21,438
  Deferred Compensation and Retirement Plans (Note 2)                            19,356
                                                                           ------------

      Total Liabilities                                                       1,652,106
                                                                           ------------

NET ASSETS                                                                $ 184,889,034
                                                                           ============

NET ASSETS CONSIST OF:
  Capital (Note 3)                                                        $ 145,765,896
  Net Unrealized Appreciation on Investments                                 28,789,453
  Accumulated Net Realized Gain on Investments                                9,400,476
  Accumulated Undistributed Net Investment Income                               933,209
                                                                           ------------

NET ASSETS                                                                $ 184,889,034
                                                                           ============


Net Asset Value, Offering Price and Redemption Price Per Share (Based
on net assets of $184,889,034 and 14,026,448 shares of beneficial
interest issued and outstanding)                                             $    13.18
                                                                           ============

                                                      See Notes to Financial Statements








             Van Kampen American Capital Small Capitalization Fund

                           Statement of Operations
              For the Six Months Ended April 30, 1997  (Unaudited)

INVESTMENT INCOME:
  Dividends                                                    $ 1,260,766
  Interest                                                         133,159
                                                               -----------

      Total Income                                               1,393,925
                                                               -----------

EXPENSES:
  Accounting Services (Note 2)                                      13,612
  Audit                                                             13,148
  Shareholder Services (Note 2)                                      7,501
  Trustees' Fees and Expenses (Note 2)                               6,829
  Printing                                                           4,896
  Amortization of Organizational Costs (Note 1)                      3,099
  Legal (Note 2)                                                     2,863
  Other                                                             45,122
                                                               -----------

      Total Expenses                                                97,070
      Less Expenses Reimbursed                                         900
                                                               -----------

      Net Expenses                                                  96,170
                                                               -----------

NET INVESTMENT INCOME                                          $ 1,297,755
                                                               ===========

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
  Net Realized Gain on Investments                             $ 9,533,495
                                                               -----------

  Unrealized Appreciation/Depreciation on Investments:
    Beginning of the Period                                     32,939,261
    End of the Period                                           28,789,453
                                                               -----------

  Net Unrealized Depreciation on Investments During the Period  (4,149,808)
                                                               -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                $ 5,383,687
                                                               ===========

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 6,681,442
                                                               ===========

                                         See Notes to Financial Statements





                   Van Kampen American Capital Small Capitalization Fund

                           Statement of Changes in Net Assets
For the Six Months Ended April 30, 1997 and the Year Ended October 31, 1996  (Unaudited)


                                                                      Six Months Ended         Year Ended
                                                                        April 30, 1997   October 31, 1996
---------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income                                                $   1,297,755     $   2,838,202
    Net Realized Gain on Invesments                                          9,533,495        11,896,653
    Net Unrealized Appreciation/Depreciation on Investment                  (4,149,808)       13,248,258
                                                                         -------------     -------------

    Change in Net Assets from Operations                                     6,681,442        27,983,113
                                                                         -------------     -------------

  Distributions from:
    Net Investment Income                                                   (2,779,489)       (2,187,156)
    Net Realized Gain on Investments (Note 1)                              (11,913,960)       (6,520,200)
                                                                         -------------     -------------

    Total Distributions                                                    (14,693,449)       (8,707,356)
                                                                         -------------     -------------

  NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                       (8,012,007)       19,275,757
                                                                         -------------     -------------

FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                                 30,000,000        91,004,000
  Net Asset Value of Shares Issued Through Dividend Reinvestment            14,693,449         8,707,356
  Cost of Shares Repurchased                                               (46,000,000)     (125,124,342)
                                                                         -------------     -------------

  NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                        (1,306,551)      (25,412,986)
                                                                         -------------     -------------

TOTAL DECREASE IN NET ASSETS                                                (9,318,558)       (6,137,229)

NET ASSETS:
    Beginning of the Period                                                194,207,592       200,344,821
                                                                         -------------     -------------

    End of the Period (Including accumulated undistributed net investment
      income of $933,209 and $2,414,943, respectively)                   $ 184,889,034     $ 194,207,592
                                                                         =============     =============

                                                                       See Notes to Financial Statements








                              Van Kampen American Capital Small Capitalization Fund

                                            Financial Highlights
                        The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.  (Unaudited)

                                                                                                  November 23, 1993
                                                                                                      (Commencement
                                                                                                      of Investment
                                               Six Months Ended        Year Ended October 31,        Operations) to
                                                April 30, 1997           1996       1995 (a)   October 31, 1994 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period         $     13.807       $     12.17   $     9.82   $         10.00
                                                 ------------       -----------   ----------   ----------------

  Net Investment Income                                 0.108             0.197         0.17              0.21
  Net Realized and Unrealized Gain on Investmests       0.392             1.968         2.26             (0.37)
                                                 ------------       -----------   ----------   ----------------

Total from Investment Operations                        0.500             2.165         2.43             (0.16)
                                                 ------------       -----------   ----------   ----------------

Less:
  Distributions from Net Investment Income              0.213             0.133         0.08              0.02
  Distributions from Net Realized Gain on
   Investments (Note 1)                                 0.913             0.395         0.00              0.00
                                                 ------------       -----------   ----------   ----------------

Total Distributions                                     1.126             0.528         0.08              0.02
                                                 ------------       -----------   ----------   ----------------

Net Asset Value, End of the Period               $     13.181       $    13.807   $    12.17   $          9.82
                                                 ------------       -----------   ----------   ----------------


Total Return                                             3.65%*           18.50%       25.00%             1.80%*

Net Assets at End of the Period (In millions)          $184.9            $194.2       $200.3             $20.7

Ratio of Expenses to Average Net Assets (b)              0.10%             0.10%        0.08%             0.30%

Ratio of Net Investment Income to Average Net            1.41%             1.45%        1.59%             1.99%
 Assets (b)

Portfolio Turnover                                         35%*              75%          85%               34%*

Average Commission Paid Per Equity Share               $0.0221           $0.0222         ----              ----
  Traded (c)



(a) Based on average shares outstanding.

(b) The impact on the Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets
      due to VKAC's reimbursement of certain expenses was less than 0.01%.

(c) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.  This disclosure was not required in fiscal years prior to 1996.

* Non-Annualized

                                                                  See Notes to Financial Statements









   Van Kampen American Capital Small Capitalization Fund
                 Notes to Financial Statements
                  April 30, 1997 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen American Capital Small Capitalization Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to approximate the performance of the small capitalization sector of the equities market by investing primarily in common stocks of small capitalization companies. The Fund commenced investment operations on November 23, 1993.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Investments listed or traded on a national securities exchange are stated at value using market quotations as of 2:00PM Eastern Standard Time. Unlisted and listed securities for which the last sale price at 2:00PM Eastern Standard Time is not available are valued at the last reported bid price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

     The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Investment Income - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

 D. Organizational Costs - The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates ("collectively VKAC") for costs incurred in connection with the Fund's organization in the amount of $62,000. These costs are being amortized on a straight line basis over the 60 month period ending October, 1998. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.

     Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses for tax purposes resulting from wash sales.

F. Distribution of Income and Gains - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

2. Investment Advisory Agreement and Other Transactions with
Affiliates

The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.

      Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

      For the six months ended April 30, 1997, the Fund recognized expenses of approximately $13,600, representing
VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.

     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended April 30, 1997, the Fund recognized expenses of approximately $7,500, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit under the plan is equal to $2,500.

     At April 30, 1997, the Fund was owned by two investment companies advised by the Adviser; Common Sense Trust
Growth Fund owned 54.0% of the Fund and Van Kampen American
Capital Pace Fund owned 46.0% of the Fund.

3.  Capital Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.

    At April 30, 1997 and October 31 1996, capital aggregated $145,765,896 and $147,072,447, respectively.
Transactions in common shares were as follows:

                         Six Months                 Year Ended
                              Ended                 October 31,
                     April 30, 1997                       1996
                        -----------               ------------
Beginning Shares         14,065,878                 16,467,558
                        -----------               ------------
Shares Sold               2,090,026                  6,965,729

Shares Issued Through
 Dividend Reinvestment    1,123,352                    731,096

Shares Redeemed          (3,252,808)               (10,098,505)
                        -----------               ------------

Net Decrease in Shares
 Outstanding                (39,430)                (2,401,680)
                        -----------               ------------

Ending Shares            14,026,448                 14,065,878
                        ===========               ============





4.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $63,592,643 and $73,718,787, respectively.







                  Van Kampen American Capital
                   Small Capitalization Fund



Board of Trustees

J. Miles Branagan
Richard M. DeMartini*
Linda Hutton Heagy
R. Craig Kennedy
Jack E. Nelson
Jerome L. Robinson
Philip B. Rooney
Fernando Sisto
Wayne W. Whalen* - Chairman


Officers

Dennis J. McDonnell*
 President

Ronald A. Nyberg*
 Vice President and Secretary

Edward C. Wood, III*
 Vice President and Chief Financial Officer

Curtis W. Morell*
 Vice President and Chief Accounting Officer

John L. Sullivan*
 Treasurer

Tanya M. Loden*
 Controller

Peter W. Hegel*
Alan T. Sachtleben*
Paul R. Wolkenberg*
 Vice Presidents



Investment Adviser

Van Kampen American Capital
 Asset Management, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

Distributor

Van Kampen American Capital Distributors, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

Shareholder Servicing Agent

ACCESS Investor
 Services, Inc.
P.O. Box  418256
Kansas City, Missouri 64141-9256

Custodian

State Street Bank and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606

Independent Accountants

Price Waterhouse LLP
1201 Louisiana
Houston, Texas 77002




*"Interested" persons of the Fund as defined in the Investment
  Company Act of 1940